Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 97.4%
Australia 0.9%
Dalrymple Bay Infrastructure Ltd. (Units)	99,888	289,219
Washington H Soul Pattinson & Co., Ltd.	11,305	288,323
(Cost $619,640)		577,542
Canada 2.5%
Aecon Group, Inc.	24,038	411,429
Badger Infrastructure Solutions Ltd.	6,877	303,305
Finning International, Inc.	9,098	422,638
Richelieu Hardware Ltd.	5,778	141,949
Russel Metals, Inc.	13,366	400,298
(Cost $1,315,129)		1,679,619
Finland 0.2%
Kemira Oyj (Cost $154,321)	6,419	144,106
France 2.9%
Alten SA	3,369	277,894
Eiffage SA	9,155	1,174,106
Unibail-Rodamco-Westfield (REIT)*	4,819	508,524
(Cost $1,643,419)		1,960,524
Germany 1.1%
HOCHTIEF AG	1,276	342,519
Scout24 SE 144A	3,321	416,525
(Cost $625,993)		759,044
Ireland 0.6%
Dalata Hotel Group PLC	27,526	207,340
Dole PLC (a)	14,282	191,950
(Cost $277,778)		399,290
Italy 1.8%
Buzzi SpA	18,109	1,000,578
Maire SpA	16,891	250,692
(Cost $612,136)		1,251,270
Japan 6.4%
Denka Co., Ltd. (b)	37,500	577,676
EDION Corp.	29,000	424,482
Itoham Yonekyu Holdings, Inc.	15,100	581,587
Kaken Pharmaceutical Co., Ltd.	12,800	316,174
Nextage Co., Ltd.	18,200	290,526
Nippon Gas Co., Ltd.	21,600	404,324
Nisshin Oillio Group Ltd.	7,200	253,142
NSD Co., Ltd.	12,800	300,867

TV Asahi Holdings Corp.	20,600	467,855
Zenkoku Hosho Co., Ltd.	31,200	705,477
(Cost $3,654,766)		4,322,110
Korea 2.9%
Aekyung Chemical Co., Ltd.	24,131	172,429
Han Kuk Carbon Co., Ltd.	9,465	221,304
Hy-Lok Corp.	6,927	171,471
LOTTE Fine Chemical Co., Ltd.	4,837	159,646
LX International Corp.	11,044	251,729
MNC Solution Co., Ltd.	2,012	319,069
TK Corp.	22,931	423,260
Wonik Materials Co., Ltd.	10,206	234,293
(Cost $1,729,286)		1,953,201
Malaysia 0.6%
Frencken Group Ltd. (b) (Cost $346,219)	365,900	401,268
Netherlands 0.7%
Akzo Nobel NV	3,744	267,929
Pharming Group NV*	132,349	193,957
(Cost $375,155)		461,886
Puerto Rico 1.2%
Popular, Inc. (Cost $469,111)	6,236	792,034
Singapore 0.4%
Keppel Infrastructure Trust (Units) (Cost $268,825)	769,600	277,980
Spain 0.6%
Grenergy Renovables SA*	1,710	129,527
Grifols SA	17,934	260,768
(Cost $343,862)		390,295
Sweden 1.2%
BioGaia AB "B"	13,635	155,515
Cibus Nordic Real Estate AB publ	16,533	298,183
Hufvudstaden AB "A"	16,235	218,854
New Wave Group AB "B"	13,076	152,984
(Cost $662,955)		825,536
Switzerland 2.6%
Accelleron Industries AG	3,919	330,447
Huber & Suhner AG (Registered)	2,085	359,488
International Workplace Group PLC	118,324	356,385
Siegfried Holding AG (Registered)	6,897	688,083
(Cost $1,443,017)		1,734,403
United Kingdom 6.1%
Clarkson PLC	5,676	280,189
Computacenter PLC	10,566	382,570
Drax Group PLC	100,942	949,700
Genus PLC	12,928	410,278
Greggs PLC	20,613	446,876
nVent Electric PLC (a)	2,605	256,957

Softcat PLC	14,518	308,393
TechnipFMC PLC (a)	27,806	1,096,947
(Cost $2,583,128)		4,131,910
United States 64.7%
ACM Research, Inc. "A"*	9,271	362,774
Adeia, Inc.	16,645	279,636
Affiliated Managers Group, Inc.	4,495	1,071,743
Alcoa Corp.	14,438	474,866
Alpha & Omega Semiconductor Ltd.*	7,949	222,254
Ambarella, Inc.*	4,507	371,918
Americold Realty Trust, Inc. (REIT)	21,462	262,695
Antero Midstream Corp.	13,476	261,974
Apple Hospitality REIT, Inc. (REIT)	18,296	219,735
Armada Hoffler Properties, Inc. (REIT)	33,913	237,730
Ashland, Inc.	6,148	294,551
Aspen Aerogels, Inc.*	40,333	280,718
Atkore, Inc.	9,731	610,523
Bank OZK	7,401	377,303
Benchmark Electronics, Inc.	21,886	843,705
Bridgebio Pharma, Inc.*	24,077	1,250,559
Brinker International, Inc.*	878	111,225
Butterfly Network, Inc.*	119,084	229,832
C.H. Robinson Worldwide, Inc.	2,786	368,866
Casey's General Stores, Inc.	2,540	1,435,913
Cboe Global Markets, Inc.	1,578	387,005
Ceribell, Inc.*	16,310	187,402
Clean Energy Fuels Corp.*	64,628	166,740
ClearPoint Neuro, Inc.* (b)	23,399	509,864
Clearway Energy, Inc. "A" (b)	8,709	234,533
CNX Resources Corp.*	27,882	895,570
Coeur Mining, Inc.*	35,396	664,029
Curtiss-Wright Corp.	1,162	630,896
Dick's Sporting Goods, Inc.	1,138	252,886
Ducommun, Inc.*	7,623	732,799
Duolingo, Inc.*	454	146,115
Easterly Government Properties, Inc. (REIT)	7,508	172,158
EastGroup Properties, Inc. (REIT)	2,146	363,232
EchoStar Corp. "A"*	5,627	429,678
EMCOR Group, Inc.	433	281,251
Enact Holdings, Inc.	17,515	671,525
Enphase Energy, Inc.*	4,825	170,757
Essent Group Ltd.	10,674	678,440
Essential Properties Realty Trust, Inc. (REIT)	7,490	222,902
Everus Construction Group, Inc.*	3,556	304,927
Exact Sciences Corp.*	2,927	160,136
Expedia Group, Inc.	905	193,444
Federal Agricultural Mortgage Corp. "C"	4,132	694,093
Four Corners Property Trust, Inc. (REIT)	29,198	712,431
Hasbro, Inc.	7,593	575,929
Healthpeak Properties, Inc. (REIT)	21,002	402,188
Hecla Mining Co.	60,210	728,541
Impinj, Inc.*	1,880	339,810
Kimco Realty Corp. (REIT)	19,520	426,512
Kite Realty Group Trust (REIT)	13,787	307,450
Kontoor Brands, Inc. (b)	3,695	294,750
Ladder Capital Corp. (REIT)	22,361	243,959
Lumen Technologies, Inc.*	34,362	210,296

Lumentum Holdings, Inc.*	10,110	1,644,998
Madison Square Garden Sports Corp.*	4,259	966,793
MaxLinear, Inc.*	16,197	260,448
MDU Resources Group, Inc.	13,818	246,099
Merchants Bancorp.	14,068	447,362
MGIC Investment Corp.	16,544	469,353
Mr Cooper Group, Inc.	1,907	401,977
National HealthCare Corp.	3,735	453,840
Neogen Corp.*	28,928	165,179
NMI Holdings, Inc.*	9,448	362,236
Option Care Health, Inc.*	8,784	243,844
Outset Medical, Inc.*	16,037	226,443
Premier, Inc. "A"	39,190	1,089,482
Radian Group, Inc.	9,000	325,980
Ralph Lauren Corp.	1,540	482,882
Regal Rexnord Corp.	996	142,866
Reinsurance Group of America, Inc.	3,926	754,302
Rush Enterprises, Inc. "A"	13,817	738,795
Sensata Technologies Holding PLC	6,733	205,693
Senseonics Holdings, Inc.* (b)	478,826	208,672
SentinelOne, Inc. "A"*	44,931	791,235
SiTime Corp.*	1,500	451,965
SkyWater Technology, Inc.* (b)	16,120	300,799
SkyWest, Inc.*	10,904	1,097,161
Strategy, Inc. "A"*	2,930	944,075
Stride, Inc.*	7,312	1,089,049
Synovus Financial Corp.	16,085	789,452
Taylor Morrison Home Corp.*	14,345	946,914
Thermon Group Holdings, Inc.*	13,220	353,238
TopBuild Corp.*	3,039	1,187,824
Triumph Financial, Inc.*	5,691	284,778
Trupanion, Inc.*	10,831	468,766
Unum Group	8,571	666,652
VF Corp.	13,163	189,942
Walker & Dunlop, Inc.	5,105	426,880
Williams-Sonoma, Inc.	809	158,119
Zions Bancorp. NA	13,128	742,782
(Cost $29,726,146)		43,687,643
Total Common Stocks (Cost $46,850,886)		65,749,661

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (c) (d) (Cost $2,096,075)	2,096,075	2,096,075

Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 4.18% (c) (Cost $1,643,165)	1,643,165	1,643,165

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $50,590,126)	102.9	69,488,901
Other Assets and Liabilities, Net	(2.9)	(1,962,132)
Net Assets	100.0	67,526,769
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (c) (d)
598,650	1,497,425 (e)	—	—	—	6,843	—	2,096,075	2,096,075
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 4.18% (c)
662,006	6,557,278	5,576,119	—	—	44,061	—	1,643,165	1,643,165
1,260,656	8,054,703	5,576,119	—	—	50,904	—	3,739,240	3,739,240

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $2,064,519, which is 3.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $288,954.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30, 2025 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	12,050,421	18%
Industrials	11,997,051	18%
Information Technology	8,254,099	12%
Consumer Discretionary	7,151,288	10%
Health Care	6,750,029	10%
Materials	5,498,644	8%
Real Estate	4,708,979	7%
Communication Services	2,491,146	4%
Consumer Staples	2,462,591	4%
Energy	2,421,230	3%
Utilities	1,964,183	3%
Total	65,749,661	97%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$577,542	$—	$577,542
Canada	1,679,619	—	—	1,679,619
Finland	—	144,106	—	144,106
France	—	1,960,524	—	1,960,524
Germany	—	759,044	—	759,044
Ireland	191,950	207,340	—	399,290
Italy	—	1,251,270	—	1,251,270
Japan	—	4,322,110	—	4,322,110
Korea	319,069	1,634,132	—	1,953,201
Malaysia	—	401,268	—	401,268
Netherlands	—	461,886	—	461,886
Puerto Rico	792,034	—	—	792,034
Singapore	—	277,980	—	277,980
Spain	—	390,295	—	390,295
Sweden	—	825,536	—	825,536
Switzerland	—	1,734,403	—	1,734,403
United Kingdom	1,353,904	2,778,006	—	4,131,910
United States	43,687,643	—	—	43,687,643
Short-Term Investments (a)	3,739,240	—	—	3,739,240
Total	$51,763,459	$17,725,442	$—	$69,488,901

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS1glosc-PH3